UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                 FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	09/30/2011

Check here if Amendment [];Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Roundview Capital, LLC
Address: 182 Nassau Street, Suite 201
	 Princeton, New Jersey 08542

Form 13F File Number: 28-13617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500

Signature, Place, and Date of Signing:

George Andresen, Princeton, NJ, 10-18-2011

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 59

Form 13F Table Value Total: 72,025
			    (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     1294 18020.0000 SH     Sole               17545.0000          475.0000
AT&T Inc                       COM              00206R102      542 19007.0000 SH     Sole               18582.0000          425.0000
Abbott Labs Com                COM              002824100      227 4430.0000 SH      Sole                4280.0000          150.0000
Aflac Inc                      COM              001055102      470 13450.0000 SH     Sole               13450.0000
Altria Group Inc               COM              02209S103      265 9894.0000 SH      Sole                9894.0000
American Express Co Com        COM              025816109      400 8910.0000 SH      Sole                8745.0000          165.0000
Anheuser-Busch Cos Inc         COM              03524A108     1544 29150.0000 SH     Sole               28000.0000         1150.0000
Apple Computer Inc             COM              037833100     2113 5540.0000 SH      Sole                5435.0000          105.0000
Automatic Data Processing      COM              053015103      369 7835.0000 SH      Sole                7760.0000           75.0000
Berkshire Hthwy Cl B           COM              084670702     7881 110937.0000 SH    Sole              108437.0000         2500.0000
Boeing Co Com                  COM              097023105      245 4052.0000 SH      Sole                4052.0000
Bristol-Myers Squibb Co        COM              110122108      287 9140.0000 SH      Sole                9140.0000
Caterpillar Inc                COM              149123101      364 4925.0000 SH      Sole                4875.0000           50.0000
Chevron Corp                   COM              166764100      904 9765.0000 SH      Sole                9495.0000          270.0000
Coca Cola Co Com               COM              191216100      869 12866.0000 SH     Sole               12646.0000          220.0000
Deere & Co                     COM              244199105      206 3194.0000 SH      Sole                3194.0000
Dell Inc                       COM              24702R101      311 22010.0000 SH     Sole               22010.0000
Delphi Finl Group Inc Cl A     COM              247131105     2237 103950.0000 SH    Sole              103000.0000          950.0000
Disney Walt Co Com             COM              254687106     1241 41153.0000 SH     Sole               41053.0000          100.0000
EMC Corp Mass Com              COM              268648102      653 31095.0000 SH     Sole               29795.0000         1300.0000
Eaton Vance Sr Fltg Rate Tr    COM              27828Q105      142 10000.0000 SH     Sole               10000.0000
Enzon Pharmaceuticals Inc      COM              293904108     1041 147900.0000 SH    Sole              146400.0000         1500.0000
Exxon Mobil Corporation        COM              30231G102     1821 25079.0000 SH     Sole               24779.0000          300.0000
FedEx Corp                     COM              31428X106     2697 39850.0000 SH     Sole               39850.0000
Gannett Co                     COM              364730101      324 33950.0000 SH     Sole               33150.0000          800.0000
General Elec Co Com            COM              369604103      361 23705.0000 SH     Sole               23705.0000
Google Inc Cl A                COM              38259P508     3052 5925.0000 SH      Sole                5815.0000          110.0000
Honeywell Int'l Inc            COM              438516106      566 12885.0000 SH     Sole               12760.0000          125.0000
Howard Hughes Corp             COM              44267D107      935 22200.0000 SH     Sole               22200.0000
Intel Corp Com                 COM              458140100      253 11860.0000 SH     Sole               11485.0000          375.0000
Intl Business Machines Corp    COM              459200101     1137 6502.0000 SH      Sole                6398.0000          104.0000
JP Morgan Chase & Co.          COM              46625H100      644 21375.0000 SH     Sole               20805.0000          570.0000
Johnson & Johnson Com          COM              478160104      887 13931.0000 SH     Sole               13726.0000          205.0000
Kraft Foods Inc A              COM              50075N104      607 18073.0000 SH     Sole               17773.0000          300.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      215 2715.0000 SH      Sole                2640.0000           75.0000
Leucadia Natl Corp Com         COM              527288104     7775 342823.0000 SH    Sole              337538.0000         5285.0000
Loews Corp Com                 COM              540424108     2904 84040.0000 SH     Sole               82700.0000         1340.0000
M & T Bank Corp                COM              55261F104      626 8950.0000 SH      Sole                8950.0000
McDonald's Corporation         COM              580135101     1069 12170.0000 SH     Sole               11980.0000          190.0000
Mercury Genl Corp New Com      COM              589400100     2633 68650.0000 SH     Sole               67950.0000          700.0000
Microsoft Corp Com             COM              594918104     3014 121109.0000 SH    Sole              120864.0000          245.0000
Nike Inc Cl B                  COM              654106103      357 4180.0000 SH      Sole                4105.0000           75.0000
Pepsico Inc                    COM              713448108      760 12270.0000 SH     Sole               11940.0000          330.0000
Pfizer Inc Com                 COM              717081103      416 23546.0000 SH     Sole               23409.0000          137.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      478 9100.0000 SH      Sole                8950.0000          150.0000
Procter & Gamble Co Com        COM              742718109     1183 18722.0000 SH     Sole               18442.0000          280.0000
Raytheon Company               COM              755111507     1304 31900.0000 SH     Sole               31400.0000          500.0000
Ross Stores Inc                COM              778296103      332 4220.0000 SH      Sole                4120.0000          100.0000
Sun Bancorp Inc Com            COM              86663B102      374 141108.0000 SH    Sole              133208.0000         7900.0000
Sysco Corp                     COM              871829107      394 15205.0000 SH     Sole               15005.0000          200.0000
United Parcel Service Cl B     COM              911312106      975 15443.0000 SH     Sole               15043.0000          400.0000
Wal Mart Stores Inc Com        COM              931142103      728 14020.0000 SH     Sole               13565.0000          455.0000
Canadian Natural Resources     COM              136385101     1156 39500.0000 SH     Sole               39500.0000
Fairfax Financials Hldgs Ltd   COM              303901102      385 1000.0000 SH      Sole                1000.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      659 17700.0000 SH     Sole               17600.0000          100.0000
Vodafone Group PLC-SP ADR      COM              92857W209      452 17632.0000 SH     Sole               17282.0000          350.0000
iShares Gold Trust             COM              464285105      445 28090.0000 SH     Sole               26990.0000         1100.0000
Vanguard Sht Term Corp Bnd Fd  COM              92206C409     1523 19620.000 SH      Sole                19620.000
Winthrop Realty Trust          COM              976391300     4982 573250.000 SH     Sole               566600.000          6650.000